Schedule of promissory notes (Details)	12 Months Ended
Jan. 31, 2019 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Balance	$ 0
Issued	30,000,000
Additions	0
Exercised	0
Balance	30,000,000
Current portion	21,000,000
Long-term portion	9,000,000
Promissory note payable (f)
Convertible Debentures And Promissory Notes [Line Items]
Balance	0
Issued	30,000,000
Additions	0
Exercised	0
Balance	30,000,000
Current portion	21,000,000
Long-term portion	$ 9,000,000